Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	China Digital TV Holding Co., Ltd.
Entity Central Index Key	0001405503
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	58,981,890

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 201,557	$ 148,944
Restricted cash	55,679	16
Bank deposits maturing over three months		41,667
Held-to-maturity securities		26,984
Notes receivable	9,168	2,387
Accounts receivable, net of allowance for doubtful accounts of $758 and $845 as of December 31, 2010 and 2011, respectively	31,030	24,214
Inventories	3,918	3,001
Prepaid expenses and other current assets	6,768	12,063
Deferred costs-current	524	323
Deferred income tax assets-current	1,352	941
Total current assets	309,996	260,540
Property and equipment, net	1,751	2,329
Intangible assets, net	450	675
Goodwill	541	516
Equity method investments	7,766	8,824
Deferred costs-non-current	379	515
Deferred income tax assets - non-current	455	243
Total assets	321,338	273,642
TOTAL LIABILITIES AND EQUITY
Short-term loan (of which nil as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	55,193
Accounts payable (of which $1,074 and $1,222 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	1,487	1,540
Accrued expenses and other current liabilities (of which $3,503 and $3,754 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	9,313	8,848
Deferred revenue-current (of which $5,240 and $6,005 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	7,745	5,904
Dividend payable (of which nil as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	33,172	77,333
Income tax payable (of which $189 and $353 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively	1,902	220
Total current liabilities	108,812	93,845
Deferred revenue-non-current (of which $777 and $401 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	401	777
Government subsidies (of which nil as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	1,803
Total Liabilities	111,016	94,622
Commitments (Note 24)
Equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 58,817,987 and 58,981,890 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	29	29
Additional paid-in capital	126,583	118,799
Statutory reserve	17,694	17,324
Retained earnings	36,401	28,788
Accumulated other comprehensive income	25,735	13,560
Total China Digital TV Holding Co., Ltd. shareholders' equity	206,442	178,500
Noncontrolling interest	3,880	520
Total equity	210,322	179,020
TOTAL LIABILITIES AND EQUITY	$ 321,338	$ 273,642

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 845	$ 758
Short term loan, consolidated VIEs without recourse
Accounts payable, consolidated VIE's without recourse	1,222	1,074
Accrued expenses and other current liabilities, consolidated VIE's without recourse	3,754	3,503
Deferred revenue - current, consolidated VIE's without recourse	6,005	5,240
Dividend payable, consolidated VIEs without recourse
Income tax payable, consolidated VIE's without recourse	353	189
Deferred revenue non - current, consolidated VIE's without recourse	401	777
Government subsidies, consolidated VIEs without recourse
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	58,981,890	58,817,987
Ordinary shares, shares outstanding	58,981,890	58,817,987

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Products	$ 95,162	$ 82,518	$ 49,146
Services	5,378	5,225	5,918
Total revenues	100,540	87,743	55,064
Business taxes	(1,445)	(620)	(360)
Net revenues	99,095	87,123	54,704
Cost of revenues (including share-based compensation of $30, $10 and $52 for 2009, 2010 and 2011, respectively)
Products	16,100	15,148	9,716
Services	3,027	3,040	3,686
Total cost of revenues	19,127	18,188	13,402
Gross profit	79,968	68,935	41,302
Operating expenses:
Research and development (including share-based compensation of $713, $393, and $1,025 for 2009, 2010 and 2011, respectively)	13,140	10,432	8,779
Selling and marketing (including share-based compensation of $447, $384 and $633 for 2009, 2010 and 2011, respectively)	12,377	8,504	7,203
General and administrative (including share-based compensation of $472, $691, and $3,852 for 2009, 2010 and 2011, respectively)	9,723	6,389	4,793
Total operating expenses	35,240	25,325	20,775
Income from operations	44,728	43,610	20,527
Interest income	6,810	5,294	6,070
Interest expense	(1,452)
Gain from forward contract	404
Impairment loss of cost method investment		(5,000)
Other (expense)/ income	594	(92)	(65)
Income before income taxes	51,084	43,812	26,532
Income tax (expenses)/benefits:
Income tax-current	(10,344)	(10,714)	(1,661)
Income tax-deferred	582	464	400
Total income tax expenses	(9,762)	(10,250)	(1,261)
Net income before income/ (loss) from equity method investments	41,322	33,562	25,271
Income/(loss) from equity method investments, net of income taxes	(1,052)	(151)	20
Net income	40,270	33,411	25,291
Net loss attributable to noncontrolling interest	730	10	13
Net income attributable to China Digital TV Holding Co., Ltd.	$ 41,000	$ 33,421	$ 25,304
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.7	$ 0.57	$ 0.44
Diluted	$ 0.69	$ 0.57	$ 0.43
Weighted average shares used in calculating net income per ordinary share
Basic	58,934,912	58,313,467	57,728,009
Diluted	59,075,466	58,779,027	58,591,072

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation	$ 5,562	$ 1,478	$ 1,662
Cost Of Revenues [Member]
Share-based compensation	52	10	30
Research And Development [Member]
Share-based compensation	1,025	393	713
Selling And Marketing [Member]
Share-based compensation	633	384	447
General And Administrative [Member]
Share-based compensation	$ 3,852	$ 691	$ 472

Consolidated Statements Of Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total China Digital TV Holding Co., Ltd Shareholders' Equity [Member]	Ordinary [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 224,462	$ 29	$ 154,643	$ 6,696	$ 10,184	$ 52,910	$ 1,564		$ 226,026
Balance, shares at Dec. 31, 2008		57,209,548
Share-based compensation	1,662		1,662						1,662
Provision for statutory reserve					2,507	(2,507)
Exercise of stock option	762		762						762
Exercise of stock option, shares		835,092
Special cash dividend to shareholders	(87)		(87)						(87)
Transfer of noncontrolling interest	1,000		1,000				(1,000)
Dongguan Super TV deconsolidation/disposal							(551)		(551)
Comprehensive income:
Net income	25,304					25,304	(13)	25,291	25,291
Foreign currency translation adjustment	(79)			(79)				(79)	(79)
Total comprehensive income	25,225			(79)		25,304	(13)	25,212	25,212
Balance at Dec. 31, 2009	253,024	29	157,980	6,617	12,691	75,707		25,212	253,024
Balance, shares at Dec. 31, 2009		58,044,640
Share-based compensation	1,478		1,478						1,478
Provision for statutory reserve					4,633	(4,633)
Exercise of stock option	1,270		1,270						1,270
Exercise of stock option, shares		773,347
Special cash dividend to shareholders	(117,636)		(41,929)			(75,707)			(117,636)
Noncontrolling interest of Dongguan Super TV							530		530
Comprehensive income:
Net income	33,421					33,421	(10)	33,411	33,411
Foreign currency translation adjustment	6,943			6,943				6,943	6,943
Total comprehensive income	40,364			6,943		33,421	(10)	40,354	40,354
Balance at Dec. 31, 2010	178,500	29	118,799	13,560	17,324	28,788	520	40,354	179,020
Balance, shares at Dec. 31, 2010		58,817,987
Share-based compensation	5,562		5,562						5,562
Provision for statutory reserve					370	(370)
Exercise of stock option	400		400						400
Exercise of stock option, shares		163,903
Special cash dividend to shareholders	(33,017)					(33,017)			(33,017)
Transfer of noncontrolling interest	1,822		1,822				(1,822)
Dongguan Super TV deconsolidation/disposal							(625)		(625)
Capital injection by noncontrolling shareholders							6,537		6,537
Comprehensive income:
Net income	41,000					41,000	(730)	40,270	40,270
Foreign currency translation adjustment	12,175			12,175				12,175	12,175
Total comprehensive income	53,175			12,175		41,000	(730)	52,445	52,445
Balance at Dec. 31, 2011	$ 206,442	$ 29	$ 126,583	$ 25,735	$ 17,694	$ 36,401	$ 3,880	$ 52,445	$ 210,322
Balance, shares at Dec. 31, 2011		58,981,890

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 40,270	$ 33,411	$ 25,291
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,343	1,272	1,691
Share-based compensation	5,562	1,478	1,662
(Gain) /loss from disposal of property and equipment	(297)	18	(9)
Allowance for doubtful accounts	87	182	(89)
Write-down of inventory value	45	35	59
Warranty accrual	84	81	45
(Income)/loss from equity method investments	1,052	151	(7)
(Income)/loss from deconsolidation of a subsidiary	129	(32)	(13)
Impairment loss of an intangible asset		20	271
Impairment loss of cost method investment		5,000
Interest income in held-to-maturity securities	(319)	(1,218)	(553)
Gain from forward contract	(404)
Changes in assets and liabilities:
Accounts receivable and notes receivable	(13,684)	(11,692)	(1,468)
Inventories	(967)	1,767	(731)
Prepaid expenses and other current assets	(73)	(2,360)	(2,899)
Deferred cost	(65)	(56)	(92)
Accounts payable	3	790	(443)
Income tax payable	1,768	(1,385)	(835)
Accrued expenses and other current liabilities	465	3,298	(2,563)
Deferred revenue	1,465	2,277	(446)
Government subsidies	1,803
Deferred income taxes	(582)	(464)	(400)
Net cash provided by operating activities	37,685	32,573	18,471
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(694)	(606)	(1,475)
Bank deposits maturing over three months	41,667	25,041	7,743
Restricted cash for investing activities	(55,663)		8
Interest income from held-to-maturity securities	677	1,364	346
Purchase of held-to-maturity corporate and the PRC government bonds		(24,770)	(38,964)
Proceeds from maturity of held to maturity corporate and the PRC government bonds	26,626	37,841
Cash in a deconsolidated entity	(1,963)		(1,422)
Cash in an acquired entity		922
Proceeds from disposal of property and equipment	543	152	9
Purchase of equity method investment		(8,500)
Purchase of cost method investment		(5,000)
Deposit for investment in Cyber Cloud		(6,818)
Refund of deposit for investment in Cyber Cloud	6,818
Net cash (used in) / provided by investing activities	18,011	19,626	(33,755)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	400	1,270	759
Short-term loan	55,193
Capital injection by noncontrolling shareholders	6,537
Special cash dividend paid to shareholders	(77,178)	(40,303)	(57,296)
Net cash used in financing activities	(15,048)	(39,033)	(56,537)
Effect of exchange rate changes	11,965	4,691	(39)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	52,613	17,857	(71,860)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	148,944	131,087	202,947
CASH AND CASH EQUIVALENTS, END OF THE YEAR	201,557	148,944	131,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	8,194	6,680	2,488
Withholding tax paid		5,380
Income taxes paid, total	8,194	12,060	2,488
Non-cash investing and financing activities
Disposition of equity interest			293
Acquisition of equity interest		262
Receivable on disposal of Dongguan Super TV	1,046
Dividend payable	$ 33,172	$ 77,333

Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities [Abstract]
Organization And Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Technology Co., Ltd. ("CDTV BVI") was incorporated in the British Virgin Islands ("BVI") as a limited liability company on March 9, 2004 by the shareholders of Novel-Tongfang Information Engineering Co., Ltd. ("N-T Information Engineering") and SB Asia Infrastructure Fund L.P. ("SAIF"), a third-party investor. The principal activities of CDTV BVI are to install and integrate conditional access systems ("CA Systems"), subscriber management systems and electronic program guidance systems to cable TV operators in the People's Republic of China ("PRC") and to sell digital TV intelligent cards ("smart cards") to these operators.

The development, production and sale of commercial encryption products in the PRC are regulated by the PRC National Encryption Administrative Bureau. Currently, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from conducting encryption-related businesses; however, they may have difficulty obtaining the licenses or permits required for conducting such businesses from the Encryption Bureau due to the PRC Encryption Authority's generally restrictive approach towards foreign participation in the PRC encryption industry. In addition, the PRC State Administration of Radio, Film and Television ("SARFT") has a policy to require any cable television network operator who uses non-PRC CA systems to install parallel PRC CA systems. Such policy does not expressly indicate whether the CA systems produced by a foreign-invested company incorporated in the PRC fall into the category of non-PRC CA systems. In consideration of the PRC Encryption Authority's preferences and the SARFT's policy, CDTV BVI conducts substantially all of its operations through its subsidiary, Beijing Super TV Co., Ltd. ("Super TV"), and Novel-Tongfang Digital TV Technology Co., Ltd. ("N-T Digital TV"), a variable interest entity ("VIE"), which is 100% owned by PRC citizens and has obtained the license to operate such business in the PRC.

N-T Digital TV was established in the PRC on May 31, 2004 by N-T Information Engineering (who contributed 75% of the paid-in capital) and Ms. Li Yang, who is a PRC citizen representing SAIF (which contributed 25% of the paid-in capital). N-T Digital TV was subsequently renamed to Beijing Novel-Super Digital TV Technology Co., Ltd. ("N-S Digital TV") in December 2007. In August 2007, Ms. Li Yang transferred her entire equity interest in N-S Digital TV to Ms. Wei Gao, a PRC citizen representing SAIF. In June 2008, Ms. Wei Gao transferred her entire equity interest in N-S Digital TV to Mr. Junming Wu, a PRC citizen employed by Super TV and the business registration was completed in 2009. In November 2008, N-T Information Engineering transferred its entire equity interest in N-S Digital TV to Mr. Lei Zhang and Mr. Shizhou Shen, two PRC citizens employed by Super TV. In July 2011, Mr. Junming Wu transferred his entire equity interest in N-S Digital TV to Mr. Tianxing Wang. Meanwhile, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang, all of whom are PRC citizens employed by Super TV, contributed cash to increase the registered capital of N-S Digital TV by $18,170 using the loans proceeds from Super TV. After these transactions, N-S Digital TV is owned by Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang with equity interest of 8.3%, 31.6%, 31.2% and 28.9%, respectively. CDTV BVI does not have direct equity interest in N-S Digital TV, but it obtains control and enjoys the economic benefits of N-S Digital TV through a series of contractual arrangements entered into among Super TV, N-S Digital TV and its equity holders.

In 2007, the shareholders of CDTV BVI established China Digital TV Holding Co., Ltd. (the "Company" or "CDTV Holding"), as the holding Company of CDTV BVI and its subsidiary and VIE, CDTV Holding was incorporated in the Cayman Islands. The shareholders of CDTV BVI exchanged all of their shares of CDTV BVI for shares of CDTV Holding in proportion to their percentage interests in CDTV BVI. As a result, CDTV BVI became a wholly owned subsidiary of CDTV Holding.

VIE contractual agreements

A majority of the Group's customers are provincial and municipal cable network operators in the PRC, which are primarily state-owned enterprises ("SOEs"). Due to the above-mentioned regulatory considerations, these SOEs tend to purchase CA systems from PRC local companies, rather than from companies with foreign investment such as Super TV. In order to accommodate the PRC regulations and participate in the smart card and CA systems business (for the benefit of the Group), the Group arranged for Super TV to enter into the following agreements with N-S Digital TV and its equity holders:

•	Asset Purchase Agreement: N-T Information Engineering transferred to Super TV the fixed assets relating to its smart card and CA systems business for a purchase price of $698.

•

Technical Support and Related Services Agreement: Super TV exclusively provides N-S Digital TV and/or its customers with technical support, technical training and personnel services relating to N-S Digital TV's marketing activities and services relating to the maintenance and optimization for the products and software of N-S Digital TV's customers at N-S Digital TV's request. The fees for such technical support and services are determined at Super TV's discretion. The term of this agreement is 15 years, which may not be terminated prior to its termination date without Super TV's written consent. The term of this agreement will be automatically renewed for another 15 years upon its expiration date, unless written notice has been given by Super TV.

•

Technology License Agreement: N-S Digital TV granted Super TV, free of charge, an exclusive license to use certain software copyrights, patents, unpatentable technology and technical secrets relating to the digital television business that was transferred from N-T Information Engineering to N-S Digital TV. The term of the license is ten years, which may not be terminated or amended without the written consent of Super TV prior to its termination date and will be automatically renewed for an additional ten years upon its termination date, unless written notice has been given by Super TV.

•

Technology Development Agreement: N-S Digital TV engaged Super TV to develop all technology required by N-S Digital TV or its customers. The fees payable by N-S Digital TV to Super TV under the agreement will be based on the price and quantity of the technology products, and a set percentage determined by Super TV. The term of the agreement is ten years, which may not be terminated prior to its termination date without Super TV's written consent. The term of this agreement will be automatically renewed for an additional ten years upon its termination date, unless written notice has been given by Super TV.

•

Products and Software Purchase Agreement: N-S Digital TV exclusively purchased from Super TV all the smart cards and related software products required for its CA systems. The purchase price is determined by Super TV. The term of the agreement is 15 years, which may not be terminated prior to its termination date without Super TV's written consent. The term of this agreement will be automatically renewed for an additional 15 years upon its termination date, unless written notice has been given by Super TV.

•

Equity Transfer Option Agreement: Under this agreement, Mr. Lei Zhang, Mr. Shizhou Shen, Mr. Wenjun Wang and Mr. Tianxing Wang (the "Shareholders") jointly granted Super TV an exclusive and irrevocable option to purchase all of the equity interests held by them in N-S Digital TV at any time that Super TV deems fit. Super TV may purchase these equity interests itself or designate another party to purchase the equity interests. The exercise price of the option will be determined by Super TV at the time of the exercise, subject to the minimum purchase price requirements pursuant to applicable PRC law or otherwise permitted by the relevant PRC authorities. This agreement does not have a specified term and will remain in effect unless terminated with the written consent of Super TV.

•

Business Operating Agreement: Each of the Shareholders agreed to (i) accept the policies and guidelines furnished by Super TV with respect to the hiring and dismissal of employees, operational management and financial management systems of N-S Digital TV; (ii) appoint the candidates recommended by Super TV as directors of N-S Digital TV and appoint the senior management personnel of Super TV as the general manager, chief financial officer and other senior officers of N-S Digital TV based on Super TV's recommendations; (iii) replace or remove any director or senior management personnel of N-S Digital TV upon Super TV's request; and (iv) seek a guarantee from Super TV first when any guarantee is required to secure performance by N-S Digital TV of any contract or working capital loan borrowed by N-S Digital TV and pledge its assets and receivables to Super TV as a counter-guarantee. This agreement has a term of ten years and may be renewed at the option of Super TV by giving written notice for a term to be determined by Super TV. Super TV may terminate this agreement at any time by giving 30 days' advance written notice to the other parties to this agreement.

•

Share Pledge Agreements: Pursuant to the share pledge agreements, each of the Shareholders pledged all of their respective equity interests in N-S Digital TV to Super TV to secure the Shareholders' and N-S Digital TV's performance of their respective obligations under the VIE contractual arrangements between N-S Digital TV/the Shareholders and Super TV. In addition, each of the Shareholders agreed not to transfer their equity interests in N-S Digital TV or create, or allow the creation of, any pledge over their respective equity interests in N-S Digital TV that may affect Super TV's interests without Super TV's consent. Super TV is entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the share pledge agreements is equivalent to the maximum duration of the VIE contractual arrangements between N-S Digital TV/the Shareholders and Super TV. The agreements may only be terminated: (i) by Super TV in writing; or (ii) upon the fulfillment of the shareholders' and N-S Digital TV's respective obligations under the VIE contractual arrangements between N-S Digital TV/the Shareholders and Super TV, which is subject to Super TV's written confirmation.

•

Powers of Attorney: Each of the Shareholders has executed an irrevocable power of attorney appointing Super TV, or any person designated by Super TV, as the attorney-in-fact to vote on their respective behalves on all matters of N-S Digital TV requiring shareholder approval under PRC laws, rules and regulations and the articles of association of N-S Digital TV. Each power of attorney has a term of ten years, subject to earlier termination in the event of the termination of the relevant share pledge agreement. The powers of attorney will be automatically renewed upon the extension of the term of the relevant share pledge agreement

The articles of association of N-S Digital TV provides that the shareholders of N-S Digital TV have the power to, in a shareholders' meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, through the irrevocable powers of attorney, Super TV has the ability to exercise effective control over N-S Digital TV through shareholders' votes and, through such votes, to also control the compensation of the board of directors of N-S Digital TV. In addition, the senior management team of N-S Digital TV are the same as those of Super TV. As a result of these contractual arrangements, Super TV has the power to direct the activities of N-S Digital TV that most significantly impact its economic performance.

Pursuant to the powers of attorney and the share pledge agreements, Super TV holds 100% of the shareholders' voting interests in N-S Digital TV and has the right to receive any dividends declared and paid by N-S Digital TV. In addition, since its formation in May 2004, N-S Digital TV has not declared or distributed any dividends to any shareholders. Super TV enjoys substantially all of the rewards of ownership and exercises control over N-S Digital TV. As Super TV is the primary beneficiary of the VIE arrangements, the VIE and VIE's subsidiaries' results of operations are consolidated in the Group's financial statements.

Because the Company, through Super TV and through the series of contractual agreements, has (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIE, the Company had consolidated N-S Digital TV.

Risks in relation to the VIE structure

The Company believes that Super TV's contractual arrangements with equity holders of N-S Digital TV are in compliance with PRC law and are legally enforceable. The equity holders of N-S Digital TV are all employees of Super TV and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the equity holders of N-S Digital TV were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing N-S Digital TV not to pay the service fees when required to do so.

The following financial statement amounts and balances of the VIE and VIE's subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011

Total current assets	$37,465	$52,490
Total non-current assets	2,928	1,923

Total assets	$40,393	$54,413

Total current liabilities	$10,006	$11,334
Total non-current liabilities	777	401

Total liabilities	$10,783	$11,735

	000,000	000,000	000,000
	For the years ended December 31,
	2009	2010	2011

Net revenues	$50,756	$79,591	$92,298
Net income	$806	$137	$3,512

	000,000	000,000	000,000
	For the years ended December 31,
	2009	2010	2011

Net cash (used in)/provided by operating activities	$(1,576)	$172	$1,880
Net cash (used in)/provided by investing activities	(2,173)	1,228	(2,026)
Net cash provided by financing activities	$—	$—	$—

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.

As of December 31, 2011, CDTV Holding's subsidiaries, VIE and VIE's subsidiaries include the following entities:

	Date of incorporation	Place of incorporation	Percentage of
Subsidiaries	/establishment	/establishment	economic ownership

CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited ("Golden Benefit")	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited ("CSM Holdings")	February 25, 2008	Hong Kong	100%
N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	January 19, 2011	the PRC	90%
Beijing Joysee Technology Co., Ltd ("Joysee")	May 13, 2011	the PRC	64.8%
Beijing Super Movie Technology Co., LTD ("Super Movie")	September 23, 2011	the PRC	90%

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE's subsidiaries
Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	January 20, 2005	the PRC	100%
N-S Media Investment Co., Ltd ("N-S Media Investment")	December 19, 2007	the PRC	100%

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

(b)	Basis of consolidation

The consolidated financial statements of the Group include the financial statements of CDTV Holding, its subsidiaries, VIE and VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, accrual of warranty, the useful lives and impairment of property and equipment, useful lives and impairment of intangible assets, allowance for obsolete inventories, valuation allowance for deferred tax assets, impairment of goodwill and impairment of long-term investments.

(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Investment

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity.

The Group reviews its held-to-maturity investments in securities for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments. If the carrying amount of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group's intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

The Group separates the amount of the OTTI for investments in debt securities into the amount that is credit related (credit loss component) and the amount that is due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell nor will more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

There has not been any OTTI recognized for the years ended December 31, 2009, 2010 and 2011.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2009, 2010 and 2011.

Cost method investments

Investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes as income for any dividend received from distribution of the investee's earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

(f)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, bank deposits maturing over three months, held-to-maturity investments, notes receivable, accounts receivable, accounts payable, short term loan, forward contracts, and income tax payable. The carrying values of the Group's financial instruments, except for held-to-maturity investments, approximate their fair values, principally because of the short-term maturity of these instruments or their terms. The held-to-maturity investments are stated at amortized cost.

(g)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, bank deposits maturing over three months, held-to-maturity investments and accounts receivable. The Group places their cash and cash equivalents, restricted cash, bank deposits maturing over three months and held-to-maturity investments with financial institutions with high-credit ratings and quality.

Approximately 96.2% of the Group's deposits were placed with three commercial banks in the PRC as of December 31, 2011. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents, restricted cash, bank deposits maturing over three months and held-to-maturity investments. The following table sets forth information relating to the three largest proportions of the Group's total deposits held by a single bank as of December 31, 2010 and 2011, respectively.

Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2010	2011
	%	%

Bank A	44.0	*
Bank B	31.8	15.6
Bank C	*	57.8
Bank D	—	22.8

The Group conducts credit evaluations of customers and generally does not require collateral or other security from customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers.

Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2009	2010	2011
	%	%	%

Customer A	12.8	14.2	*

For the year ended December 31, 2011, there are no revenues from customers that individually represent greater than 10% of the total revenues.

Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2010	2011
	%	%

Customer A	13.8	*
Customer B	*	10.9

*	The amount was less than 10%.

(h)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions. The write-down of inventory value charged to income was of $59, $35 and $45 in 2009, 2010 and 2011, respectively.

(i)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

(j)	Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

(k)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed principally by the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.

Impairment loss for the years ended December 31, 2009, 2010 and 2011 was $271, $20 and nil, respectively.

(l)	Goodwill

Goodwill is not amortized but tested for impairment on an annual basis and between annual tests in certain circumstances. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liability representing the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. The Group has one reporting unit and has determined to perform the annual impairment test on December 31 of each year. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 or 2011. Exchange realignment of nil, $17 and $25 were debited to goodwill for years ended December 31, 2009, 2010 and 2011, respectively.

(m)	Revenue recognition

The Group's revenues are principally derived from sales of products and services.

Specifically, sales of products include:

(1)	Sales of smart cards; and

(2)	Sales of set-top boxes and other products.

Sales of services include the following four arrangements:

(1)	Head-end software, hardware and related system integration service ("SI service");

(2)	Head-end system development service ("SD service");

(3)	Licensing income; and

(4)	Royalty income.

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group's blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group's CA systems. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. The Group also offers some of its customers a lower price or a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for cumulative volume customer incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group's cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Set-top box and others

The Group also derives revenues from the sales of products other than smart cards, such as set-top boxes and other related products. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured.

SI service

For the SI service, the Group signs contracts with cable network operators to install and integrate the Group's software with the hardware and software purchased from third-party suppliers. The Group's software includes CA systems software, subscriber management system software and head-end electronic program guide software.

CA systems software consists of software that is installed at the premises of the television network operator, or the head end. CA systems enable television network operators to deliver secured contents and services to their subscribers.

Subscriber management system is software used by television network operators to support their operation, archive subscriber information and operational information, and to generate billings to subscribers.

Head-end electronic program guide software is software that enables television network operators to distribute Digital Video Broadcasting standard program specific information and service information to the subscribers.

Deliverables of SI service include: software, hardware, integration, installation, training and post-contract customer support ("PCS"). When the provision of services is substantially completed, i.e., when the Group delivers its software, purchases the hardware and software from third-party suppliers, integrates them together, and provides installation and training to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. In limited situations, there is only one acceptance from the customer, rather than a preliminary and a final acceptance. Software is considered delivered to customers when preliminary acceptance or single acceptance is signed because only at that time customers are able to use the software in the integrated system. For majority of the contracts, the Group offers one-year free PCS, including telephone support and bug-fixing beginning from preliminary acceptance or single acceptance. However, in some of the contracts, the Group offers free PCS for a period of more than one year beginning from preliminary acceptance or single acceptance; while in some other contracts, the PCS does not have a specified definite period.

The SI service includes a significant software portion. The software is not regarded as incidental to the provision of services as a whole because the marketing of such services focuses on the internally developed technologies included in the software. Revenue is recognized when the last deliverable in the arrangement is delivered and when all of the following criteria have been met:

(1)	Persuasive evidence of an arrangement exists;

(2)	Delivery has occurred;

(3)	The vendor's fee is fixed or determinable; and

(4)	Collectability is probable.

The systems are installed and tested at the customers' sites. Generally all the technical issues are identified and resolved before the preliminary acceptance is signed by the customers. Afterwards, the customers will begin to use the installed systems for operation.

For the contracts where the Group offers free PCS for one year or less, the cost incurred between the preliminary acceptance and the end of the free PCS period has historically been insignificant. Therefore, revenue is recognized when the entire installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. In limited situations, where there is only one acceptance from the customer, rather than a preliminary and final acceptance, revenue is recognized when the single acceptance is obtained. For contracts where the Group offers free PCS for more than one year, the Group defers the revenue for the contracts and recognizes it over the PCS term although the cost incurred during the PCS term has been historically insignificant. Where the PCS term has no specified definite period, the Group recognizes such revenue over the estimated useful life of the CA systems, which the Group has determined to be five years.

SD service

The Group develops head-end system applications relating to digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include one-year free PCS starting from customer acceptance, but no arrangement includes free PCS for more than one year. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the group refers to FASB Accounting Standards Codification ("ASC") 605-35, "Construction-Type and Production-Type Contracts" for revenue recognition. As the Group cannot properly measure progress toward completion, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group's CA systems. The Group enters into contracts with set-top box manufacturers selected by customers and provides these manufacturers with CA systems terminal-end software that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group's CA systems. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies in the form of software. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group's CA systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement. Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the issuance of a certificate to the set-top box manufacturer by the Group.

In addition, the Group produces a design for set-top boxes, and licenses it to set-box manufacturers. The licensing income is recognized when the acceptance is signed by customers and received by the Group.

All advances from customers and prepaid fees received from customers or set-top box manufacturers are initially recognized as deferred revenue and revenue is recognized when the above revenue recognition criteria are met.

Royalty income

The Group receives royalties on sales of CA systems terminal-end software, and set-top box design and operating system.

Royalties are received either from set-top box manufacturers, or from television network operators depending on which party the Group enters the contracts with.

Royalty revenue is recognized when earned and collectability is reasonably assured.

For royalty income collected from set-top box manufacturers, royalty revenue is recognized upon the receipt of sales reports from set-top box manufacturers and when payment is received.

For royalty income received from television network operators, the Group requests the television network operators to pay the royalty to the Group directly when they purchase the Group's smart cards, in which case all the revenue is recognized as part of the smart card sales when these smart cards are delivered to the customers.

(n)	Deferred costs

Deferred costs are recognized mainly for cost incurred, which consist of hardware and software purchased from third-party suppliers directly associated with revenue from SI service contracts that provide free PCS for more than one year.

Deferred costs from SI service are recoverable through the future revenue streams and are recorded as an asset and amortized to cost of revenue over the same period that the revenue is recognized. Amortization of deferred costs for the years ended December 31, 2009, 2010 and 2011 totaled $437, $401 and $535, respectively.

(o)	Value added tax ("VAT") and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as "software products" by PRC tax authorities, the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis. VAT refund is recorded in revenue in the statement of operations.

(p)	Business tax

The Group's PRC subsidiary, VIE and VIE's subsidiaries are subject to business taxes, surcharges or cultural business construction fees on revenues related to certain types of services, and the net revenues are presented net of those taxes and fees incurred.

(q)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance of the obligation. Subsidy income of nil, $89 and $168 were recognized for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(s)	Foreign currency translation

The functional and reporting currency of the Company and CDTV BVI is US dollar. The functional currency of the Company's subsidiaries, VIE and VIE's subsidiaries in the PRC is Renminbi ("RMB"), and the functional currency of the Company's subsidiaries in Hong Kong is Hong Kong dollar.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the reporting currency of the Company, assets and liabilities are translated from each subsidiary's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of equity and comprehensive income.

(t)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized based on net operating losses available for carry-forwards and significant temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group had not have any significant liabilities nor any interest or penalties associated with unrecognized tax position.

(u)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of equity and comprehensive income.

(v)	Net income per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

(w)	Research and development expenses

Research and development expenses are incurred in the development of the Group's products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

(x)	Share-based compensation

Share-based payment transactions with employees and directors, such as share options, are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The Group recognizes the compensation expenses, net of estimated forfeitures, over the performance period. The Group also adjusts the compensation expenses based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(y)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

(z)	Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The pronouncement is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its financial position, results of operations or cash flows.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

Segment Information And Revenue Analysis	12 Months Ended
Dec. 31, 2011
Segment Information And Revenue Analysis [Abstract]
Segment Information And Revenue Analysis
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group's chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

The Group operates in the PRC and all of the Group's long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2009	2010	2011

Products:
Smart cards	$49,005	$82,153	$91,960
Set-top box and others	141	365	3,202

Subtotal	49,146	82,518	95,162

Services:
Head-end system integration	3,265	2,399	2,562
System development	462	595	736
Licensing income	1,147	1,565	1,328
Royalty income	688	662	742
Other services	356	4	10

Subtotal	5,918	5,225	5,378

Total	$55,064	$87,743	$100,540

VAT refunds of $4,076, $7,624, and $8,377 were included in revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition
4.	ACQUISITION

(a)	Dongguan SuperTV Video Info Co., Ltd ("Dongguan Super TV") was a 60% subsidiary of the Group in 2008 and became a 40% equity method investee after July 2009 when the Group sold 20% of its interest. In August 2010, the Group entered into an agreement with Guangdong Jiacai Digital Technology Co., Ltd ("Guangdong Jiacai") to purchase an additional 20% equity interest in Dongguan Super TV with consideration of $262. After this transaction, the equity interest of Dongguan Super TV held by the Group was increased to 60% and the Group was entitled to 70% of shareholders' voting rights and controls three out of five seats in the board of directors of Dongguan Super TV. Therefore, the Group had control over Dongguan Super TV and accounted for it as a consolidated subsidiary after this transaction in 2010.

The purchase price for this 20% equity interest was allocated based on the fair value of the acquired assets and liabilities on the date of acquisition as follows:

Current assets	$181
Property and equipment	98
Current liabilities	(17)

Total	262

Total consideration	$262

The results of the operations for the 100% interest of Dongguan Super TV were included in the Group's financial statements from the acquisition date.

The following unaudited pro forma information summarizes the effect of the acquisition, as if the group has consolidated Dongguan Super TV from January 1, 2009. This pro forma information is presented for information purpose only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Company did not sell Dongguan Super TV, nor is it necessarily indicative of future results of operations of the consolidation enterprises:

	For the years ended December 31,
	2009	2010

Pro forma net revenue	$54,704	$87,123
Pro forma net income attributable to China Digital TV Holding Co., Ltd.	25,301	33,302

Pro forma earnings per ordinary share-basic	0.44	0.57
Pro forma earnings per ordinary share-diluted	$0.43	$0.57

In December 2011, the Group entered into an agreement with a third party to sell all of its 60% equity interest in Dongguan Super TV with consideration of $1,046 (Note 9). As a result, Dongguan Super TV ceased to be a consolidated subsidiary of the Group as of December 31, 2011. Loss of $129 was recognized in consolidated statements of operations for the year ended December 31, 2011.

(b)	On February 26, 2010, the Group entered into an agreement with Beijing Shi Xun Hu Lian Technology Co, Ltd. ("Beijing Shi Xun"), a related party of the Group, to acquire its 90% equity interest in Guangdong R&D for a cash consideration of $396. On the same day, the Group entered into an agreement with the holder of the remaining 10% equity interest in Guangdong R&D, an independent third party of the Group, for a cash consideration of $44. Guangdong R&D is a china-based company with limited operation. The purpose of the acquisition is to use this company to conduct research and development in TV digitalization. These transactions were closed on February 28, 2010 and Guangdong R&D became a wholly owned subsidiary of the Group after March 2010.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was allocated to assets acquired as of the date of acquisition as follows:

Fair value of net asset acquired	$440

Total consideration	$440

No intangible assets and goodwill were recognized.

It is not practical without unreasonable efforts to present the supplemental unaudited pro forma results of operations of the Group for the years ended December 31, 2009 and 2010 assuming that the acquisition of Guangdong R&D had been completed on January 1, 2009.

Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash represents: i) bank deposits pledged as security for issuing letters of credit to overseas suppliers of $16 and $210 as of December 31, 2010 and 2011, respectively; and ii) bank deposits pledged as security for short term loan borrowed from banks of nil and $55,469 as of December 31, 2010 and 2011, respectively (Note 15). The use of cash in such an account is normally restricted for more than three months.

Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable
6.	NOTES RECEIVABLE
Notes receivable represents bank acceptance drafts that are non-interest bearing and due within six months.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2010	2011

Billed accounts receivable	$18,359	$20,539
Unbilled accounts receivable	6,613	11,336

Accounts receivable	24,972	31,875
Less: allowance for doubtful accounts	(758)	(845)

Accounts receivable, net	$24,214	$31,030

Revenue recognized in excess of billings is recorded as unbilled receivable. The unbilled amounts become billable according to the contract terms. The Group generally anticipates that substantially all unbilled amounts as of a given balance sheet date would be billed within twelve months of such balance sheet dates.

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year

2010	$576	$182	$—	$758
2011	$758	$87	$—	$845

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
8.	INVENTORIES

Inventories, net consist of the following:

	As of December 31,
	2010	2011

Raw materials	$1,747	$2,193
Finished goods	1,659	2,175

	3,406	4,368
Less: write-down of inventory value	(405)	(450)

Inventories, net	$3,001	$3,918

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets
9.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011

Interest receivables	$2,061	$1,619
Receivable from disposal of Dongguan Super TV (Note 4)	—	1,046
Deposits	597	654
VAT refund receivables	1,017	920
Prepayments to suppliers	91	979
Fair value of the Forward Contracts (Note 15)	—	404
Deposit for investment in Cyber Cloud (Note 26(c))	6,818	—
Prepaid income tax	1,347	—
Other prepaid expenses	132	1,146

	$12,063	$6,768

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2010	2011

Computers and other electronic equipment	$4,388	$4,048
Furniture and fixtures	209	184
Leasehold improvements	1,092	1,241
Motor vehicles	595	587

	6,284	6,060

Less: accumulated depreciation and amortization	(3,955)	(4,309)

	$2,329	$1,751

For the years ended December 31, 2009, 2010 and 2011, depreciation expense was $1,041, $1,005 and $1,092, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2010	2011

Core technology	$455	$477
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	908	952
Image tracing technology	410	410

	3,370	3,436
Less: accumulated amortization
Core technology	(260)	(322)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(414)	(603)
Image tracing technology	(119)	(119)

	(2,390)	(2,641)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(14)	(54)

	$675	$450

Image tracing technology is primarily used for remote controls of personal computers, set-top boxes and televisions as well as gaming consoles. In 2010, the market for those products did not develop as expected. As a result, image tracing technology, with a carrying amount of $20, was written off, resulting in an impairment charge of $20. The impairment charge was recorded in research and development expense in the consolidated statements of operations of 2010.

The Group recorded amortization expense of $650, $267 and $251 for the years ended December 31, 2009, 2010 and 2011, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are $254, $190, $6, nil and nil, respectively.

Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Equity Method Investments
12.	EQUITY METHOD INVESTMENTS

Equity method investments consist of the following:

		As of December 31,
	Notes	2010	2011

Nanjing Qingda Yongxin Culture Media Co., Ltd. ("Qingda Yongxin")	(a)	$70	$67
Foshan Nanhai Guokai Digital TV Technology Co., Ltd. ("Nanhai Guokai")	(b)	353	348
3DiJoy Corp. ("3DiJoy")	(c)	5,826	5,065
Guangzhou Rujia Network Technology Co., Ltd., ("Rujia")	(d)	2,575	2,286

		$8,824	$7,766

(a)	In March, 2007, the Group and Jiangsu Qingda Technology Co. Limited ("Jiangsu Qingda"), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	The Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai. This transaction was completed in July 2007.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. The remaining two seats are controlled by the noncontrolling shareholder. According to the article of association of Nanhai Guokai, two-thirds of directors' approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the noncontrolling shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting.

(c)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.
(d)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Ruijia and contribution to its capital increase, for a total consideration of $2,500.The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

The combined financial information for the equity method investments as of and for the periods presented is as follows:

	As of December 31,
	2010	2011

Total current assets	$9,941	$7,711
Total assets	10,509	8,614
Total current liabilities	700	1,032
Total liabilities	$904	$1,196

	For the years ended December 31,
	2009	2010	2011

Total net revenue	$99	$2,791	$1,628
(Loss)/income from operations	$(52)	$99	$(3,310)

Cost Method Investments	12 Months Ended
Dec. 31, 2011
Cost Method Investments [Abstract]
Cost Method Investments

13.	COST METHOD INVESTMENTS

On January 4, 2010, the Group, together with several other third parties entered into a share purchase agreement with OpenV China Holdings Company ("OpenV") for a strategic investment in OpenV. According to the share purchase agreement and related transaction arrangements, the Group acquired 11.5% (subject to adjustment based on OpenV's performance) equity interest in Open V for a consideration of $5,000 and obtained a warrant to purchase additional ordinary shares of OpenV, with total exercise price of $4,500 subject to certain conditions. As part of this transaction, the Group also agreed to extend to OpenV a $2,500 interest-free convertible loan, which can be converted to ordinary shares of OpenV, subject to certain conditions. As of December 31, 2010, the warrant was expired without being exercised and the convertible loan was not effected based on OpenV's performance in 2010.

The Group accounted for this long-term investment under the cost method of accounting because the Group does not have significant influence and a controlling interest over OpenV.

In October 2010, the Group was informed that OpenV was under investigation over alleged copyright infringements relating to some of its online video content. Its normal online video services had been suspended since. Based on the foregoing, the Group has doubts on the going concern of OpenV. As a result, the Group wrote off the entire amount of original $5,000 investment in OpenV.

Held-To-Maturity Investments	12 Months Ended
Dec. 31, 2011
Held-To-Maturity Investments [Abstract]
Held-To-Maturity Investments
14.	HELD-TO-MATURITY INVESTMENTS

In September 2009, the Group purchased certain long-term corporate bond from one renowned international bank at the amount of $1,213 and classified the investment as held to maturity security. The annual interest rate of 3.02% with maturity date in 496 days was computed on a daily basis and paid together with principals when matured. The financial product's underlying investment was high credit rating bonds. The Group recognized the interest income for this investment of $11, $36 and $2 for the years ended December 31, 2009, 2010 and 2011, respectively.

Since September 2009, the Group purchased certain PRC government bonds from five renowned Chinese banks at the amount of $22,906 and $24,770 in fiscal year 2009 and 2010, respectively, and classified the investments as held to maturity securities. The annual interest rate of 2.6% with maturity date in 365 days was computed on a daily basis and paid together with principals when matured. The Group recognized the interest income for this investment of $157, $832 and $317 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2011, the above held to maturity securities were matured and no additional investment of held-to-maturity securities were made.

Forward Contracts	12 Months Ended
Dec. 31, 2011
Forward Contracts [Abstract]
Forward Contracts
15.	FORWARD CONTRACTS

To facilitate the cash payment of special cash dividend that the Group declared in November 2010, the Group entered into foreign currency forward contracts with two banks, respectively, in April and May 2011. Pursuant to those contracts, the Group made short-term loan in US dollar from these two banks with an aggregated amount of $55,193 for a period of one year. Meanwhile, the amount of $55,469 of the Group's bank deposit was restricted until the short-term loan is fully paid back in April and May 2012 (Note 5). The forward contracts were determined to be a derivative. The Group carries the forward contracts at fair value in its balance sheet and the changes in the forward contract fair value during each period end are recorded in the statement of operations. The Group carries the forward contract as either assets or liabilities at fair value.

The Group measures the fair value of the forward contract on a recurring basis based on a level 2 measure, i.e. the Group uses the market forward exchange rate to assess the fair value of the forward contract and recognizes the changes in fair value attributable to the difference between the market forward exchange rate and contractual exchange rate in change in fair value of forward contract. For the year ended December 31, 2011, the Group recorded a gain of $404 in change in fair value of forward contract.

Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities
16.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2010	2011

Accrued payroll and bonus	$2,334	$3,662
Other taxes payable	2,228	1,570
Amount due to employees for stock option exercise proceeds	888	77
Social insurance withholding	386	475
Accrued warranty	183	230
Other accrued expenses	2,829	3,299

	$8,848	$9,313

Movement of warranty accrual is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year

2010	$113	$81	$(11)	$183
2011	$183	$84	$(37)	$230

Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue [Abstract]
Deferred Revenue
17.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2010	2011

Current:
Advance from customers	$3,499	$5,028
Incentive offered to customers	1,361	1,727
Deferred revenue for SI service contracts with remaining PCS period within one year	1,044	990

	5,904	7,745

Non-current:
Deferred revenue for SI service contracts with remaining PCS period greater than one year	777	401

Total	$6,681	$8,146

Incentive offered to customers represents the deferred revenue relating to free smart cards committed to customers when cumulative purchase volume from the same customers reached certain level as of December 31, 2010 and 2011. Such deferred revenue is deducted from the initial revenue and to be recognized as revenue when free cards are delivered.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
18.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

Super TV, N-S Digital TV, N-S Media Investment, Guangdong R&D, N-S Investment Holdings, Joysee, Cyber Cloud and Super Movie were registered in the PRC and are subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws.

Both Super TV and N-S Digital TV were qualified as New and High-Tech Enterprise" ("NHTE") under the Enterprise Income Tax Law effective from January 1, 2008 (the "2008 EIT law") and therefore both of them were qualified for a preferential tax rate of 15% for a three year period. In addition, since these two entities are both located in a high tech zone in Beijing, they were entitled to a three year exemption from EIT from 2004 to 2006 and a 50% further deduction of 15% tax rate from 2007 to 2009. In October 2011, Super TV and N-S Digital TV renewed for NHTE qualification and both entities were entitled to a preferential tax rate of 15% for a further three year period.

Super TV was qualified as Key Software Enterprise in 2010 under the 2008 EIT law and entitled for a preferential tax rate of 10% in 2010.

N-S Media Investment was subject to the statutory tax rate of 25% in 2009, 2010, and 2011.

N-S Investment Holdings, established in 2010, and Guangdong R&D, acquired in 2010, were subject to the statutory tax rate of 25% in 2010 and 2011.

Joysee, Cyber Cloud and Super Movie, established in 2011, were subject to the statutory tax rate of 25% in 2011.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2009	2010	2011

Income tax expenses/(benefits)
Current	$1,661	$10,714	$10,344
Deferred	(400)	(464)	(582)

Total	$1,261	$10,250	$9,762

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2010	2011

Current
Write-down of inventory value	$61	$64
Allowance for doubtful accounts	115	127
Accrued expenses	170	471
Accrued bonus	333	305
Deferred revenue-current	293	394
Deferred cost-current	(59)	(44)
Warranty	28	35

Current deferred tax assets	941	1,352

Non-current
Deferred revenue-non-current	137	120
Government subsidies	—	271
Intangible assets amortization	36	73
Intangible assets impairment	45	47
Deferred cost-non-current	(36)	(56)
Property and equipment	61	—
Tax loss carry-forward deferred tax assets	1,901	3,161
Valuation allowance	(1,901)	(3,161)

Non current deferred tax assets	$243	$455

The Group's subsidiaries registered in the PRC have total net operating loss carry forwards of $12,644 as of December 31, 2011 which will expire on various dates between December 31, 2012 and December 31, 2016. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2009	2010	2011

Net income before provision for income taxes	$26,532	$43,812	$51,084
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	6,633	10,953	12,771
Expenses not deductible for tax purposes	147	194	230
Effect of income tax exemptions	(5,887)	(8,829)	(6,567)
Effect of income tax rate difference in other jurisdictions	99	1,627	1,901
Change in valuation allowance	269	925	1,427
Withholding tax	—	5,380	—

Income tax expenses	$1,261	$10,250	$9,762

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2009, 2010 and 2011, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	$5,887	$8,829	$6,567
Decrease in net income per share-basic	0.10	0.15	0.11
Decrease in net income per share-diluted	$0.10	$0.15	$0.11

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it from profits earned by the PRC subsidiary after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that will be subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company's Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Under the applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to an investment in a subsidiary. However, recognition is not required in situations where the tax law provides means by which reported amount of that investment in subsidiary can be recovered tax-free and the enterprise expects that it will ultimately use that means.

The 2008 EIT law imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax laws and rules. In November 2010, Super TV distributed $85,185 dividend to its immediate foreign holding company, Golden Benefit, for purpose of special cash dividend distribution to shareholders of the Company (Note 20). Among the total cash dividend of $85,185, $31,382 was attributable to undistributed earnings accumulated prior to January 1, 2008, and the balance of $53,803 was undistributed earnings earned by the Group after January 1, 2008 but prior to January 1, 2010. As a result, withholding tax of $5,380 was imposed.

Because the Company determines that the undistributed earnings of the Company's subsidiaries located in the PRC will be indefinitely reinvested for use in the operation and expansion of its business within PRC, no further deferred tax liability has been accrued for the Chinese dividend withholding tax for the undistributed retained earnings.

Net Income Per Share	12 Months Ended
Dec. 31, 2011
Net Income Per Share [Abstract]
Net Income Per Share
19.	NET INCOME PER SHARE

	For the years ended December 31,
	2009	2010	2011

Net income (numerator), basic and diluted	$25,304	$33,421	$41,000

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	57,728,009	58,313,467	58,934,912

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	863,063	465,560	140,554

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	58,591,072	58,779,027	59,075,466

Net income per share-basic	$0.44	$0.57	$0.70

Net income per share-diluted	$0.43	$0.57	$0.69

Special Cash Dividend To Shareholders	12 Months Ended
Dec. 31, 2011
Special Cash Dividend to Shareholders [Abstract]
Special Cash Dividend To Shareholders
20.	SPECIAL CASH DIVIDEND TO SHAREHOLDERS

In December 2008, the Group declared a special cash dividend of $1.00 per ordinary share to shareholders of record as of the close of business on January 8, 2009. Each of the Company's American depositary shares represents one ordinary share. As of the record date, the number of ordinary shares outstanding was 57,296,413, among which 86,865 shares were issued between January 1, 2009 and the record date. By the end of February 2009, an aggregate amount of $57,296 was fully paid to shareholders.

In November 2010, the Group declared a special cash dividend of $2.00 per share on the Company's ordinary shares to be paid in two installments of $1.00 each. The dividend was fully paid by May 31, 2011.

In May 2011, the Group declared a special cash dividend of $0.56 per share on the Company's ordinary shares. The dividend was fully paid by April 13, 2012.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
21.	SHARE-BASED COMPENSATION

Option granted to employees

Pursuant to the directors' resolution, the Group adopted Share Incentive Plans in 2005, under which the Group may grant options to purchase up to 4,444,440 ordinary shares of the Group, to its employees, directors, and consultants, subject to vesting requirements. Under Share Incentive Plans in 2005, there are four schemes of the options granted: Scheme I, Scheme II, Scheme III and Scheme IV, which were granted on February 3, 2005, September 22, 2006, December 5, 2006 and October 5, 2008, respectively.

On September 13, 2007, the board of directors of CDTV Holding approved the 2008 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up 1,200,000 ordinary shares to its employees and other eligible people. Under Share Incentive Plans in 2008, there are four schemes of the options granted: Scheme V, Scheme VI, Scheme VII and Scheme VIII, which were granted on October 5, 2008, June 2, 2009, February 10, 2010 and November 15, 2010, respectively.

On November 19, 2010, the board of directors of CDTV Holding approved the 2010 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up to 3,600,000 ordinary shares to its employees and other eligible people. Scheme IX, Scheme X, Scheme XI and Scheme XII, which were granted on November 19, 2010, May 16, 2011, September 30, 2011 and November 19, 2011, respectively.

Modification of option plans

On November 19, 2010, the board of directors of CDTV Holding approved the exercise price of all options which are granted under the 2005 Plan, the 2008 Plan and the 2010 Plan prior to December 23, 2010 (the "Adjusted Options") and remain outstanding as of December 23, 2010 shall be adjusted as follows to reflect the declaration and payment of the special cash dividend.

The per share exercise price of all Adjusted Options with a per share exercise price higher than $2.00 shall be reduced by $2.00 on December 23, 2010; the per share exercise price of all Adjusted Options with a per share exercise price no more than $2.00 shall be reduced to $0.01. The modification to the share exercise price did not have any incremental compensation cost. The Board also determined that if any future dividend is declared by the Board of the Company on all Ordinary Shares of the Company, the per share exercise price of all options granted prior to and outstanding as of the date of record of such dividend shall be reduced by an amount equal to the dividend payable on each Ordinary Shares, provided that the per share exercise price after adjustment shall not be less than $0.01.

On May 20, 2011, as the Company declared a special cash dividend of $0.56 per share on the Company's ordinary shares, the per share exercise price of all options granted prior to and remaining outstanding as of June 20, 2011, the record date, was reduced by $0.56, provided that the per share exercise price after adjustment shall not be less than $0.01.

Details of the Share Incentive Plans:

Scheme I

Grant date: February 3, 2005

Exercise price per share - original: $0.543

Exercise price per share after modification: $0.01

Expiration date: February 2, 2015

Number of options granted: 2,971,942

Type I under Scheme I:

Number of options granted: 2,303,054

Vesting schedule: 50% of the total number of option shares at the end of the six-month period after the grant date, and the remaining 50% of the option shares shall vest in a series of 42 successive equal monthly installments over the 42-month period measured from the end of the six-month period after the grant date, with the first installment vesting on the first day of the month following the end of the six-month period of after the Grant date and an additional installment vesting on the first day of each of the 41 months thereafter.

Type II under Scheme I:

Number of options granted: 668,888

Vesting schedule: The options shall become vested as to 25% of the total number of ordinary shares subject to the options on the first anniversary of the grant date. The remaining 75% of the total number of ordinary shares subject to the options shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme II

Grant date: September 22, 2006

Exercise price per share - original: $1.771

Exercise price per share after modification: $0.01

Expiration date: September 21, 2016

Number of options granted: 543,674

Vesting schedule: The option shall become vested as to (1) 25% of the total number of ordinary shares subject to the option shares on the first anniversary of the grant date and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme III

Grant date: December 5, 2006

Exercise price per share - original: $4.172

Exercise price per share after modification: $1.612

Expiration date: December 4, 2016

Number of options granted: 620,212

Among the 620,212 Scheme III options granted, 352,000 options were granted to one officer of the Group and the remaining 268,212 options were granted to other employees and directors.

Vesting schedule of the 268,212 options granted to employees and directors:

The option shall become vested as to (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Vesting schedule of the 352,000 options granted to the officer:

320,000 shares subject to the options shall become vested as to (1) 25% of such 320,000 ordinary shares on the closing of an initial public offering in an international stock exchange, provided such initial public offering shall occur within 3 years from the grant date, and (2) the remaining 75% of such 320,000 shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the officer starts its employment and an additional installment vesting on the last day of each of the 35 months thereafter. The vesting of the remaining 32,000 shares is conditional upon whether the performance of non-smart card and CA systems business in the fiscal years from 2007 to 2009 can meet certain financial targets. In July 2010, these 32,000 shares were forfeited as the financial targets were not met.

Scheme IV

Grant date: October 5, 2008

Exercise price per share - original: $0.543

Exercise price per share after modification: $0.01

Expiration date: October 4, 2018

Number of options granted: 53,280

Vesting schedule: The options shall become vested as to 25% of the total number of ordinary shares subject to the options on the first anniversary of the grant date. The remaining 75% of the total number of ordinary shares subject to the options shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme V

Grant date: October 5, 2008

Exercise price per share - original: $7.89

Exercise price per share after modification: $5.33

Expiration date: October 4, 2018

Number of options granted: 406,776

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VI

Grant date: June 2, 2009

Exercise price per share - original: $9.09

Exercise price per share after modification: $6.53

Expiration date: June 1, 2019

Number of options granted: 357,548

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VII

Grant date: February 10, 2010

Exercise price per share - original: $0.543

Exercise price per share after modification: $0.01

Expiration date: February 9, 2020

Number of options granted: 42,880

Vesting schedule: All of the above stock options shall vest and become exercisable on the award date.

Scheme VIII

Grant date: November 15, 2010

Exercise price per share - original: $6.96

Exercise price per share after modification: $4.4

Expiration date: November 14, 2020

Number of options granted: 50,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee in the four years after the option grant can meet certain performance targets.

Scheme IX

Grant date: November 19, 2010

Exercise price per share - original: $6.90

Exercise price per share after modification: $4.34

Expiration date: November 19, 2020

Number of options granted: 1,000,000

Vesting schedule: (1) 25% of the total number of option shares on the first anniversary of the grant date; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme X

Grant date: May 16, 2011

Exercise price per share - original: $4.90

Exercise price per share after modification: $4.34

Expiration date: May 15, 2021

Number of options granted: 1,600,000

Type I under Scheme X:

Number of options granted: 1,457,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Type II under Scheme X:

Number of options granted: 143,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee can meet certain performance targets as of April 1, 2012.

Scheme XI

Grant date: September 30, 2011

Exercise price per share: $4.34

Expiration date: September 29, 2021

Number of options granted: 700,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme XII

Grant date: November 19, 2011

Exercise price per share: $4.34

Expiration date: November 18, 2021

Number of options granted: 300,000

Vesting schedule: (1) 25% of the total number of option shares immediately on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Options granted to non-employees

Option granted to an independent director

The Group granted 40,000 options to an independent director who became the Company's independent director upon the IPO of the Company.

Grant date: May 15, 2007

Exercise price per share - original: $4.172

Exercise price per share after modification: $1.612

Expiration date: May 14, 2017

The option shall become vested as to (1) 50% on the day of the IPO, and (2) the remaining 50% would be vested in 36 substantially equal monthly installments thereafter, with the first installment vesting on the last day of the month following the month of the IPO and an additional installment vesting on the last day of each of the 35 months thereafter.

Option granted to Tech Power Enterprises

The Group granted 143,474 options to Tech Power Enterprises, an affiliated company of SAIF. The vesting schedule and other details of the options are the same as those in Type I options under Scheme I of Share Incentive Plans.

Termination of options

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise

The option shall be exercisable by the delivery to the secretary of corporation of a written notice, in the form approved by the Group, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date

Scheme I/Options granted to Tech Power Enterprise	56.3%-58.1%	4.17%-4.36%	5.25-6.33	0%	$0.27
Scheme II	50.5%-50.6%	5.77%-5.81%	5.50-6.26	1.00%	$3.56
Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Options granted to an independent director	45.4%-48.1%	4.99%-5.03%	5.19-5.94	0%	$9.15
Scheme IV	56.20%	2.92%	6.25	0%	$7.66
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09
Scheme VII	51.54%	3.28%	0	0%	$6.36

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date

Scheme VIII	38.91%	3.91%	2.13	0%	$6.96
Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	9%	$3.9
Scheme XII	72.80%	3.68%	1.18	9%	$3.89

The fair value of the option at the grant date was $0.11, $2.38, $1.67, $6.48, $7.22, $4.24, $3.83, $5.82, $2.93-$2.95, $3.16, $3.11-$3.42, $1.57-$1.65 and $1.54-$1.62 for each option for Scheme I, Scheme II, and Scheme III option plans, options granted to the independent director, Scheme IV, Scheme V, Scheme VI, Scheme VII, Scheme VIII, Scheme IX, Scheme X, Scheme XI and Scheme XII, respectively.

In calculating the fair value of the options using the Black-Scholes or Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options or the Company's own historical stock price volatility. The companies selected for reference were Comcast Corporation, Cablevision Systems Corporation and Thomson.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

The Company estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

The Company estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by the Company's board of directors.

(7)	Fair value of underlying ordinary shares

The fair value of ADSs representing its ordinary shares on the grant date is determined by the closing trade price of ordinary shares on the grant date.

A summary of stock option activity is as follows:

		Weighted average exercise price
	Number of options

Options outstanding as at December 31, 2009	1,766,318	$4.75
Granted	1,092,880	6.65
Exercised	(773,347)	1.64
Forfeited	(70,470)	5.68

Options outstanding as at December 31, 2010	2,015,381	4.43	*
Granted	2,600,000	4.34
Exercised	(163,903)	2.12
Forfeited	(73,915)	5.43

Options outstanding as at December 31, 2011	4,377,563	4.45

Options exercisable as at December 31, 2011	1,124,647	4.40

*	The weighted average exercise price per option as of December 31, 2010 was retrospectively adjusted to reflect the impact of the exercise price modification in June 2011.

The following table summarizes information with respect to share options outstanding at December 31, 2011:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value

Scheme I	$0.01	1,888	—	3.09 years	$3.16
Scheme II	0.01	65,745	42,857	4.73 years	3.16
Scheme III	1.61	66,840	42,862	4.93 years	1.56
Scheme IV	0.01	5,200	—	6.76 years	3.16
Scheme V	5.33	286,376	120,287	6.76 years	—
Scheme VI	6.53	311,914	114,224	7.42 years	—
Scheme VIII	4.40	50,000	—	8.88 years	—
Scheme IX	4.34	1,000,000	270,833	8.89 years	—
Scheme X	4.34	1,589,600	349,140	9.37 years	—
Scheme XI	4.34	700,000	151,939	9.75 years	—
Scheme XII	4.34	300,000	32,505	9.88 years	—

		4,377,563	1,124,647

The weighted-average grant-date/ modification date fair value of options granted during the years of 2009, 2010 and 2011 was $3.83, $3.61 and $2.66, respectively.

The aggregate intrinsic value of options outstanding, vested and exercisable as of December 31, 2011 was $334, $327 and $202, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $4,334, $5,116 and $288, respectively.

A summary of unvested stock option activity as of December 31, 2011, and changes during the year ended December 31, 2011 are presented below:

		Weighted average Grant-date Fair Value
Unvested Stock Option	Number of Shares

Unvested at January 1, 2011	1,439,517	$3.40
Granted	2,600,000	2.66
Vested	(1,099,639)	2.98
Forfeited	(58,461)	4.00

Unvested at December 31, 2011	2,881,417	2.88

The Group recorded the share-based compensation expense of $1,662, $1,478 and $5,562 for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, total unrecognized compensation expense related to the unvested share options was $4,751, which is expected to be recognized over a weighted-average period of 1.67 years according to the graded vesting schedule. Total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $1,168, $1,653 and $3,277, respectively.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
22.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Group's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 include forward contracts. There was no financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010.

The following table summarizes the Group's financial assets and liabilities measured at fair value on recurring basis.

	Fair value measurement at reporting date using
	December 31, 2011	Quoted prices in active market for identical instruments (Level 1)	Significant other observable (Level 2)	Significant unobservable inputs (Level 3)

Forward contracts	$404	—	$404	—

Measured at fair value on a non-recurring basis

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include cost method investment and acquired assets and liabilities in connection with the business acquisition and the cost method investment based on Level 3 inputs.

The Group measured the cost method investment at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments (Note 13). The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured the fair value of the acquired intangible assets using the "cost", "income approach excess earnings" and "with & without" valuation methods. The Group also re-measured certain intangible assets at their value on a nonrecurring basis as results of the impairment loss recognized in 2010, as set out in Note 11. These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities.

Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2011
Mainland China Contribution Plan [Abstract]
Mainland China Contribution Plan
23.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits was $2,147, $2,805 and $3,365 for the years ended December 31, 2009, 2010 and 2011, respectively.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments
24.	COMMITMENTS

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2014 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2009 and 2010 and 2011 was $1,301, $1,401, and $1,589, respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2012	$434
2013	9
2014	—

$443

Purchase commitments

As of December 31, 2011, purchase commitments are $300, mainly for service.

Other contractual commitment

According to an agreement signed between the Group and Tsing Hua University in May 2010, the Group will sponsor certain R& D program of Tsing Hua University up to $794 from 2010 to 2013. There will be $159 remained to be paid in 2012.

Noncontrolling Interest	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Noncontrolling Interest
25.	NONCONTROLLING INTEREST

	N-S Digital TV	Dongguan Super TV	Cyber Cloud	Joysee	Super Movie	Total
	(Note 1)	(Note 4(a))	(Note 26(c))	(a)	(b)

Balance as of January 1, 2009	$1,000	$564	$—	$—	$—	$1,564
Net loss	—	(13)	—	—	—	(13)
Transfer of noncontrolling interest	(1,000)	—	—	—	—	(1,000)
Disposal	—	(551)	—	—	—	(551)

Balance as of December 31, 2009	—	—	—	—	—	—
Acquisition	—	530	—	—	—	530
Net loss	—	(10)	—	—	—	(10)

Balance as of December 31, 2010	—	520	—	—	—	520
Capital injection	—	—	759	5,542	236	6,537
Transfer of noncontrolling interest	—	—	—	(1,822)	—	(1,822)
Net income /(loss)	—	105	(221)	(491)	(123)	(730)
Disposal	—	(625)	—	—	—	(625)

Balance as of December 31, 2011	$—	$—	$538	$3,229	$113	$3,880

a.	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively.

Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed capital injection of $923 in cash, representing a 16.7% equity interest in Joysee.

Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ("Intel"), Intel contributed capital injection of $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration. The difference of Intel's contributed amount and the equity interest obtained by Intel was $1,822, and it was recorded in additional paid in capital of the consolidated financial statement of the Group.

As a result of above series of transactions, the Group holds 64.8% equity interest in Joysee, of which Super TV and N-S Digital TV holds 46.9% and 17.9%, respectively.

b.	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd. ( "Chaoying Weichuang"), the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Chaoying Weichuang contributed cash in the amount of US$2,111 and US$236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
26.	RELATED PARTY BALANCES AND TRANSACTIONS

a.	On February 26, 2010, the Group entered into an agreement with Beijing Shi Xun, to acquire its 90% equity interest in Guangdong R&D for a cash consideration of $396. On the same day, the Group entered into an agreement with the holder of the remaining 10% equity interest in Guangdong R&D, an independent third party of the Group, for a cash consideration of $44. Guangdong R&D became a wholly owned subsidiary of the Group after the transaction (Note 4(b)). At the time of the transaction, Zengxiang Lu, the Company's director, was the president of Guangdong R&D, and Jianhua Zhu, the Company's chairman, was the executive director of Guangdong R&D. 80% of equity interest of Beijing Shi Xun was held by two family members of the Company's two major shareholders.
b.	In August 2010, the Group entered into an agreement with Rujia, an equity method investee of the Group, to sell 100% equity interest in Guangdong SuperTV Digital Media Co., Ltd. ("Guangdong SuperTV") at a total consideration of $4,585. Gain of $32 generated from the disposal of the investment in Guangdong SuperTV was recorded in income from equity method investments in the consolidated statements of operations in 2010.

As the Group still has significant continuing involvement in the operations of Guangdong SuperTV through Rujia after the above transaction, disposal of Guangdong SuperTV was not considered discontinued business.

For the year ended 31 December 2011, the Group made purchase of certain media information system amounted to $122 from Rujia, of which $70 was not paid as of December 31, 2011.

c.	In December 2010, the Group entered into an agreement with Beijing Yuewu Yuntian Software Technology Ltd. ("Yuewu Yuntian"), which was established by one of the management of the Company, to set up Cyber Cloud that engages in research and development of cloud computing technology and operation. The Group and Yuewu Yuntian contributed cash of $6,818 and $759, respectively, in December 2010, representing 90% and 10% of the equity interest in Cyber Cloud. Cyber Cloud was legally established on January 19, 2011.

Statutory Reserves And Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Statutory Reserves And Restricted Net Assets [Abstract]
Statutory Reserves And Restricted Net Assets
27.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant law and regulations in the PRC, the Company's subsidiary, VIE and VIE's subsidiaries in the PRC are required to maintain non-distributable statutory reserve. Appropriations to the statutory reserve are required to be made at 10% of profit after taxes as reported in these entities' statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserve is accumulated to 50% of these entities' registered capital, these entities can choose not to provide further statutory reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in registered capital of these entities. Amounts contributed to the statutory reserve were $2,507, $4,633 and $370 for 2009, 2010 and 2011, respectively.

As a result of PRC laws and regulations, which require that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company's PRC subsidiaries, VIEs and VIE's subsidiary. As of December 31, 2011, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries, VIEs and VIE's subsidiary in the Group not available for distribution was $25,516.

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event
28.	SUBSEQUENT EVENT

The Group evaluated all events subsequent to the balance sheet date of December 31, 2011 through the date the consolidated financial statements were issued.

In June 2011, the Group entered into a framework agreement with Beijing AirMedia Advertising Co., Ltd. ("AirMedia"), to set up two joint ventures ("JVs") in the PRC to engage in movie contents distribution related business. In December 2011, the Group and AirMedia entered into a supplemental agreement, pursuant to which the Group and AirMedia each contributed cash of $794 in February 2012, representing 50% of the equity interest in each of the JVs. The JVs were legally established on February 15, 2012 and March 13, 2012, respectively.